SEGMENT INFORMATION (Details) (RUB) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012 item	Dec. 31, 2011
Financial information by reportable segment
Number of reportable segments		3
Net operating revenues
Total net operating revenues from external customers:	398,443	378,240	348,571
Depreciation and amortization expense
Depreciation and amortization expense	73,253	67,910	63,932
Operating income:
Net operating income	101,758	93,794	80,295
Currency exchange and transaction loss / (gain)	5,473	(3,952)	4,403
Interest income	(2,793)	(2,588)	(1,850)
Interest expense	15,498	17,673	19,333
Equity in net income of associates	(2,472)	(869)	(1,430)
Other (income) / expense, net	(10,636)	688	180
Income from continuing operations before provision for income taxes	96,688	82,842	59,659
Additions to long-lived assets:
Additions to long-lived assets	80,867	87,081
Long-lived assets:
Long-lived assets	344,989	345,229
Total assets:
Assets	485,524	454,978
Other
Net operating revenues
Total net operating revenues from external customers:	7,848	5,351	5,346
Depreciation and amortization expense
Depreciation and amortization expense	1,589	2,104	2,441
Operating income:
Net operating income	(4,803)	(7,625)	(7,216)
Additions to long-lived assets:
Additions to long-lived assets	1,849	3,742
Long-lived assets:
Long-lived assets	12,546	20,892
Total assets:
Assets	15,681	25,358
Operating segment | Mobile services
Net operating revenues
Total net operating revenues from external customers:	339,883	322,517	294,947
Operating segment | Fixed line services
Net operating revenues
Total net operating revenues from external customers:	58,560	55,723	53,624
Operating segment | Russia
Financial information by reportable segment
Number of reportable segments	2
Net operating revenues
Total net operating revenues from external customers:	352,930	336,771	310,759
Depreciation and amortization expense
Depreciation and amortization expense	62,825	56,235	51,321
Operating income:
Net operating income	94,873	91,773	81,530
Additions to long-lived assets:
Additions to long-lived assets	70,162	77,647
Long-lived assets:
Long-lived assets	308,336	301,343
Total assets:
Assets	431,257	391,560
Operating segment | Ukraine
Net operating revenues
Total net operating revenues from external customers:	37,665	36,118	32,466
Depreciation and amortization expense
Depreciation and amortization expense	8,896	9,571	10,169
Operating income:
Net operating income	11,745	9,647	5,946
Additions to long-lived assets:
Additions to long-lived assets	8,856	5,692
Long-lived assets:
Long-lived assets	24,107	22,994
Total assets:
Assets	38,586	38,060
Eliminations
Net operating revenues
Total net operating revenues from external customers:	5,312	3,812	2,858
Depreciation and amortization expense
Depreciation and amortization expense	(57)		1
Operating income:
Net operating income	(57)	(1)	35
Eliminations | Russia
Net operating revenues
Total net operating revenues from external customers:	1,964	1,178	1,016
Eliminations | Ukraine
Net operating revenues
Total net operating revenues from external customers:	2,067	1,604	1,254
Eliminations | Other
Net operating revenues
Total net operating revenues from external customers:	1,281	1,030	588